Document and Entity Information	Dec. 21, 2020
Cover [Abstract]
Entity Registrant Name	Quotient Ltd
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001596946
Document Type	8-K
Document Period End Date	Dec. 21, 2020
Entity Incorporation State Country Code	Y9
Entity File Number	001-36415
Entity Address, Address Line One	B1
Entity Address, Address Line Two	Business Park Terre Bonne
Entity Address, Address Line Three	Route de Crassier 13
Entity Address, City or Town	1262 Eysins
Entity Address, Postal Zip Code	1262
Entity Address, Country	CH
City Area Code	011-41
Local Phone Number	22-716-9800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nil par value
Trading Symbol	QTNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false